Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

In November 2016, the Group lent certain shareholder RMB500,000 (equivalent to US$74,734). The loan bears an interest rate of 4.08% and is repayable in cash under a 36‑month‑installment repayment scheme. The loan was repaid fully in February 2018.

In April 2017, the Group lent certain shareholder RMB2,000,000 (equivalent to US$293,285). The loan bears an interest of 4.08% and term of 1 year. Repayment of principal and interest is due at maturity. The loan was repaid fully in March 2018.

The following table presents amounts owed from related parties as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	US$	US$
Current portion	340,955	—
Non-current portion	24,442	—
Total	365,397	—